Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.7%
International Equity Funds - 23.7%
iShares Core MSCI EAFE ETF	2,631	$ 176,461
iShares Core MSCI Emerging Markets ETF	857	43,596
iShares Global REIT ETF (A)	1,808	44,947

		265,004

U.S. Equity Fund - 26.1%
iShares Core S&P 500 ETF	712	290,717

U.S. Fixed Income Funds - 2.9%
iShares 0-5 Year TIPS Bond ETF (A)	221	21,602
iShares Core U.S. Aggregate Bond ETF	108	10,824

		32,426

Total Exchange-Traded Funds (Cost $625,616)		588,147

INVESTMENT COMPANIES - 45.7%
International Equity Funds - 13.7%
Transamerica Emerging Markets Opportunities (B)	3,951	32,398
Transamerica International Focus (B)	7,352	60,062
Transamerica International Stock (B)	5,889	60,362

		152,822

U.S. Equity Funds - 29.1%
Transamerica Large Cap Value (B)	7,565	96,827
Transamerica Large Growth (B)	10,674	98,844

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Growth (B)	4,758	$ 36,348
Transamerica Mid Cap Value Opportunities (B)	3,196	36,239
Transamerica Small Cap Growth (B)	4,405	27,662
Transamerica Small Cap Value (B)	4,774	28,262

		324,182

U.S. Fixed Income Funds - 2.9%
Transamerica Bond (B)	2,620	21,513
Transamerica High Yield Bond (B)	1,344	10,780

		32,293

Total Investment Companies (Cost $536,919)		509,297

OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (C)	35,126	35,126

Total Other Investment Company (Cost $35,126)		35,126

Total Investments (Cost $1,197,661)		1,132,570
Net Other Assets (Liabilities) - (1.5)%		(17,142)

Net Assets - 100.0%		$ 1,115,428

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$588,147	$—	$—	$588,147
Investment Companies	509,297	—	—	509,297
Other Investment Company	35,126	—	—	35,126

Total Investments	$1,132,570	$—	$—	$1,132,570

Transamerica Funds	Page 1

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $34,356, collateralized by cash collateral of $35,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2023	Shares as of January 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$19,702	$2,448	$(1,700)	$(329)	$1,392	$21,513	2,620	$198	$—
Transamerica Emerging Markets Opportunities	28,848	1,820	(4,796)	(1,709)	8,235	32,398	3,951	872	—
Transamerica High Yield Bond	9,945	1,351	(850)	(149)	483	10,780	1,344	151	—
Transamerica International Focus	53,204	5,849	(7,399)	(2,390)	10,798	60,062	7,352	1,049	—
Transamerica International Stock	53,132	5,043	(6,599)	(1,466)	10,252	60,362	5,889	1,492	—
Transamerica Large Cap Value	86,168	15,931	(4,750)	(627)	105	96,827	7,565	324	5,042
Transamerica Large Growth	85,117	22,473	(11,913)	(6,139)	9,306	98,844	10,674	—	1,276
Transamerica Mid Cap Growth	31,878	5,699	(4,374)	(4,290)	7,435	36,348	4,758	—	—
Transamerica Mid Cap Value Opportunities	32,016	5,078	(1,500)	(598)	1,243	36,239	3,196	396	1,880
Transamerica Small Cap Growth	24,592	4,769	(2,087)	(1,262)	1,650	27,662	4,405	—	1,069
Transamerica Small Cap Value	24,754	7,555	(1,099)	(1,557)	(1,391)	28,262	4,774	609	4,084

Total	$449,356	$78,016	$(47,067)	$(20,516)	$49,508	$509,297	56,528	$5,091	$13,351

(C)	Rate disclosed reflects the yield at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2055

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2055 (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 3